Other Assets	12 Months Ended
Dec. 31, 2019
Miscellaneous Assets [Abstract]
Other Assets
11.	OTHER ASSETS
Other assets of €1,761, €2,078 and €1,968 at December 31, 2017, 2018 and 2019, respectively, consisted of prepaid expenses related to current operating expenses.